RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)		12 Months Ended
	Jun. 06, 2009	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Non executive directors fees		$ 1,261,000	$ 1,800,000	$ 1,946,000
share-based compensation benefits		663,000	663,000
Adjustment for share-based compensation benefits		1,369,000	928,000	$ 1,414,000
Remaining amount of loan		$ 1,042,000	1,042,000		$ 1,000
JRJ [Member]
Disclosure of transactions between related parties [line items]
Term of lease		25 Years
Maturity date		2027
Annual rent payable		$ 449,000
JRJ [Member] | Euro [Member]
Disclosure of transactions between related parties [line items]
Annual rent payable		$ 381,000
Mr. O'Caoimh and Dr Walsh [Member]
Disclosure of transactions between related parties [line items]
Maturity date		2028
Annual rent payable		$ 927,000
Mr. O'Caoimh and Dr Walsh [Member] | Euro [Member]
Disclosure of transactions between related parties [line items]
Annual rent payable		787,000
Rate of rent per squre foot		18
Director [Member]
Disclosure of transactions between related parties [line items]
Non executive directors fees		188,000	400,000
share-based compensation benefits		13,000	156,000
Adjustment for share-based compensation benefits		$ 149,000	$ 92,000
Rayville Limited [Member]
Disclosure of transactions between related parties [line items]
Payment of dividend	$ 2,830,000
Compensation expense	$ 1,788,000